Share-Based Compensation - Class V Activity (Details) - P3 Health Partners Inc. - $ / shares		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor		Predecessor	Predecessor
Other disclosures
Weighted-average remaining time to vest									5 months 23 days
Time-Based Unit
Weighted Average Grant-Date Fair Value
Beginning balance (in dollar per share)						$ 9.20
Vested (in dollar per share)						9.20
Ending balance (in dollar per share)	$ 9.20	$ 9.20	$ 9.20			$ 9.20			$ 9.20
Units
Beginning balance						5,471,400
Vested						4,869,786
Ending balance	5,471,400	5,471,400	601,614			601,614			5,471,400
Other disclosures
Weighted-average remaining time to vest						1 month 28 days
Time-Based Unit | Maximum
Other disclosures
Vesting period						2 years
Time-Based Unit | Minimum
Other disclosures
Vesting period						1 month